Trade payables	12 Months Ended
Dec. 31, 2024
Trade payables
Trade payables

Note 21. Trade payables

The following table represents trade payables:

	As of December 31,
in €‘000	2024	2023
License fee payables for capitalized sport rights licenses – current	178,296	202,013
Other trade payables and accrued expenses – current	81,446	57,654
Trade payables current	259,742	259,667
License fee payables for capitalized sport rights licenses – non-current	895,679	908,437
Other trade payables – non-current	—	62
Trade payables non-current	895,679	908,499
Total	1,155,421	1,168,166